CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. - Condensed Statement of Cash Flows (Details) - Kyivstar Group Ltd. $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Repayment of Loan Note Payable	$ (123)
Proceeds from SPAC Merger, net of transaction costs	132
Net cash flows generated from financing activities	9
Net increase in cash and cash equivalents	9
Cash and cash equivalents at end of period	$ 9